Convertible Notes (Tables)	12 Months Ended
Dec. 31, 2020
Schedule of changes in fair value of convertible notes [Abstract]
Schedule of Changes in Fair Value of Convertible Notes
The following table provides the changes in the fair value of the convertible notes for the year ended December 31, 2020.

Issuance of convertible note s	$5,539
Change in fair value of convertible notes	1,210
Conversion into Series C redeemable convertible preferred stock	(6,749)

Balance as of December 31, 2020	$—